Interest and Finance Costs	6 Months Ended
Jun. 30, 2024
Interest and Finance Costs [Abstract]
Interest and Finance Costs
16.	Interest and Finance Costs:

The amounts in the accompanying unaudited interim condensed consolidated statements of comprehensive income are analyzed as follows:

	Six months ended June 30,	Six months ended June 30,
	2023	2024
Interest on long-term debt	$495,701	$30,041
Amortization of deferred finance charges	115,074	43,414
Other finance charges	58,040	209,649
Total	$668,815	$283,104